INVENTORY (Details) - CAD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Inventories [Abstract]
Crude oil and NGL	$ 249	$ 184
Materials, supplies and other	84	85
Total inventory	$ 333	$ 269